Shareholder Report, Line Graph (Details) 193959_2x Ether ETF -Consolidated-_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Feb. 28, 2025	Jun. 03, 2024	Feb. 28, 2026
2x Ether ETF
Account Value [Line Items]
Line Graph and Table Measure Name			2x Ether ETF (Consolidated) NAV
Accumulated Value	$ 1,935	$ 10,000	$ 662
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 11,381	$ 10,000	$ 13,315